UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 33-12791 & 811-5069
EquiTrust Variable Insurance Series Fund

(Exact name of registrant as specified in charter)
5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)
Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)
Registrant’s telephone number, including area code: 515/225-5400
Date of fiscal year end: December 31, 2010
Date of reporting period: December 31, 2010

Item 1.	Reports to Stockholders.

EquiTrust Variable Insurance Series Fund

5400 University Avenue
West Des Moines, IA 50266

1-877-860-2904
1-515-225-5586

This report is not to be distributed unless preceded or accompanied by a current prospectus.

PRESIDENT’S LETTER	February 1, 2011

Dear Shareholders:

Growth in the U.S. economy for 2010 moderated in the first half of the year but has picked up since, likely topping 3% in the fourth quarter. The consumer has shown encouraging resilience in the past few months, while corporations continue to show strong export activity and investment in equipment. All contribute substantially to economic growth.

The housing sector remains weak, contributing little to growth. Supply far exceeds demand given the number of homes in or near foreclosure. Prices have begun falling once again after stabilizing somewhat following the end of the recent recession. Employment growth remains weak but is showing some signs of improvement. Still, the national unemployment rate hovers near 10%, and will likely fall only over a period of several years. This does not preclude continued expansion, but will certainly impact consumer sentiment and spending relative to an environment of lower unemployment.

Growth continues globally, as well, and emerging economies are enjoying growth in excess of that in developed countries. As a result, capital is flowing out of developed economies, seeking the higher growth opportunities in emerging economies. Concerns remain for Greece, Ireland and the euro zone’s other fiscally weak peripheral members. Policymakers in the euro zone have fashioned mechanisms to provide liquidity to countries facing fiscal crises, avoiding catastrophic melt-down in the near-term. Longer-term, the area likely faces deeper solvency issues among these weaker members that may require even greater fiscal and political union.

Following a sharp decline through the first half of the year, stocks improved in the second half of 2010 as euro zone authorities stepped in with the liquidity backstops for Greece and Ireland. The Federal Reserve’s intention to purchase Treasury securities under the plan dubbed Quantitative Easing 2 or QE2 provided a lift to stocks, as did improving economic prospects. In second half of 2010, the S&P 500 Composite Stock Index (the “S&P 500”) rebounded strongly to return 15.08% for the year.

In the fixed-income markets, returns were impacted by falling Treasury yields and rising bond prices. The onset of the euro zone crisis sent investors seeking U.S. Treasury bonds early in 2010. Inflation remained benign, giving investors little reason to demand higher yields on account of inflation. Yields rose strongly in the last few months of the year as economic prospects improved, but remained lower at year-end than at the beginning of 2010. The broad Barclays Capital U.S. Aggregate Index returned 6.54% for the period, reflecting return from both coupon income and price appreciation.

The markets appear to anticipate a period of favorable economic conditions globally. Risks remain, however, particularly as the euro zone deals with its weaker members. We appreciate your support during this tough financial environment through your investment in the Fund. We take seriously our tasks of growing and protecting that investment. Thank you for continued support of the Fund.

Craig A. Lang
President

Past performance is not a guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment
in the Value Growth Portfolio and S&P 500

Performance numbers are net of all Portfolio-operating expenses. They do not include any fees and charges applicable to the separate account, which would lower the total return figures shown. For total return information net of all insurance-related fees and charges, please refer to the performance report. Past performance is not predictive of future performance.

The Value Growth Portfolio modestly trailed the S&P 500 for the 12-month period ended December 31, 2010. The Portfolio’s Initial Class and Service Class shares returned 14.36% and 14.07%, respectively, for the period, compared to 15.06% for the Index.

The S&P 500 experienced strong gains in multiple sectors for the period, with the energy, industrial and consumer discretionary sectors accounting for roughly half of the Index’s returns for the year. The S&P 500’s strong gain over the 12-month period still leaves it down 19% from its 2007 peak.

Even though relative performance varied across sectors, the Portfolio’s equity holdings, overall, performed similarly to the S&P 500 over the 12-month period. Out-performance in the materials, utilities and financials sectors was offset by underperformance in the industrials, consumer staples and technology sectors. Expenses and the drag from its cash position caused the Portfolio to lag the Index.

*	Returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

**	Since Inception figures are calculated from June 1, 2008, the date Service Class Shares were first offered.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in the
High Grade Bond Portfolio and Lehman Brothers U.S. Aggregate Index

Performance numbers are net of all Portfolio-operating expenses. They do not include any fees and charges applicable to the separate account, which would lower the total return figures shown. For total return information net of all insurance-related fees and charges, please refer to the performance report. Past performance is not predictive of future performance.

During the twelve-month period, the High Grade Bond Portfolio Initial Class outperformed the Barclays Capital U.S. Aggregate Index (the “Index”), as reflected by the 8.10% total return produced by the Portfolio versus the 6.54% total return produced by the Index. The Portfolio’s Service Class shares returned 7.84% over the same period.

The total returns for the major components of the Index for this period were as follows: Treasury Securities (34% of the Index), 5.87%; Mortgage Backed Securities (33% of the Index), 5.37%; negative 5.87%; Investment Grade Corporate Securities (19% of the Index), 9.00%. In comparison, the Portfolio had approximately 53% of its assets invested in corporate securities, 29% invested in government fixed rate mortgage-backed or agency securities, 15% in cash equivalents and 3% in commercial mortgage-backed securities. The Index had an effective duration1 of 4.98 as of December 31, 2010. The effective duration of the Portfolio was 4.19. The Portfolio outperformed the Index mainly because of the Portfolio’s overexposure to outperforming corporate issues.

The composition of the Portfolio at the end of the reporting period changed with an increase in corporate issue, and a decrease in government fixed rate mortgage-backed. Going forward, we anticipate continuing to maintain a duration slightly below that of the Index with additional purchases probably focused on the corporate bond sector given the still historically reasonable spreads available in that sector.

[1]	Duration is a measure of interest rate risk for individual securities and portfolios. The lower the duration for a security or portfolio, the less sensitive it is to movements in interest rates.

*	Returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

**	Since Inception figures are calculated from June 1, 2008, the date Service Class Shares were first offered.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in the
Strategic Yield Portfolio and Barclays Capital U.S. Credit/High Yield Index

Performance numbers are net of all Portfolio-operating expenses. They do not include any fees and charges applicable to the separate account, which would lower the total return figures shown. For total return information net of all insurance-related fees and charges, please refer to the performance report. Past performance is not predictive of future performance.

During the twelve-month period, the Initial Class of the Strategic Yield Portfolio produced a total return of 10.92%. The Service Class returned 10.66% over the same period. Both share classes exceeded the 9.77% return produced by the Barclays Capital U.S. Credit/High Yield Index (the “Index”).

The total returns for the two components of the Index over this period were as follows: Investment Grade Credit (79% of the Index), 8.47%; and Corporate High Yield (21% of the Index), 15.1%. In comparison, the Portfolio had approximately 49% of its assets invested in corporate securities rated investment grade by both Moody’s and Standard & Poor’s, 33% of its assets invested in corporate securities rated as non-investment grade or high yield by Moody’s and/or Standard & Poor’s, 10% of its assets invested in U.S. Government Agency issues, and 8% in cash equivalents. The Portfolio outperformed the overall Index mainly due to its larger exposure to outperforming high yield issues.

The Portfolio has historically invested in a mix of high yield and investment grade issues attempting to find attractive issues in both markets. Both the investment grade and high yield corporate bond markets appear to be trading at reasonable levels given our view of a slowly improving economy going forward.

*	Returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

**	Since Inception figures are calculated from June 1, 2008, the date Service Class Shares were first offered.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment
in the Managed Portfolio and S&P 500

Performance numbers are net of all Portfolio-operating expenses. They do not include any fees and charges applicable to the separate account, which would lower the total return figures shown. For total return information net of all insurance-related fees and charges, please refer to the performance report. Past performance is not predictive of future performance.

For the twelve-month period ended December 31, 2010, the Initial Class and Service Class shares of the Managed Portfolio returned 15.05% and 14.79%, respectively. In comparison, the S&P 500 returned 15.06% for the period. The Managed Portfolio is a tactical asset allocation portfolio, with an investment emphasis on securities producing income and the potential for capital appreciation. For this reason, neither its performance nor its constitution will likely mirror any one particular equity index over long periods of time.

The Portfolio experienced favorable returns within its equity allocation for the period, benefiting from performance in the energy, materials and financials sectors, in particular. Returns here were partially offset by underperformance in the industrials and consumer staples sectors. Fixed- income returns, while positive, trailed equities for the period, otherwise constraining performance against the S&P 500.

Within the Portfolio’s equity allocation, we continue to focus on the stocks of large, dividend-paying high-quality companies. Given the low yields on cash and high quality fixed-income issues, we continue to see greater value in stocks.

*	Returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

**	Since Inception figures are calculated from June 1, 2008, the date Service Class Shares were first offered.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment
in the Blue Chip Portfolio and S&P 500

Performance numbers are net of all Portfolio-operating expenses. They do not include any fees and charges applicable to the separate account, which would lower the total return figures shown. For total return information net of all insurance-related fees and charges, please refer to the performance report. Past performance is not predictive of future performance.

The Blue Chip Portfolio is designed to represent the large-capitalization sector of the domestic equity market, and remains substantially invested in approximately 50 such common stock issues. Given the Portfolio’s constitution, its performance will track the broad-market S&P 500, but will be most similar to that of the large-capitalization segment within the S&P 500.

For the 12-month period ended December 31, 2010, The Portfolio’s Initial Class and Service Class shares generated returns of 11.28% and 11.00%, respectively. In comparison, the S&P 500 returned 15.06% for the period. The Portfolio underperformed the S&P 500 for the period due to its lower exposure to smaller and/or lower beta stocks.

Again, the Portfolio is most concentrated in the S&P 500’s largest companies; roughly 90% of its holdings fall in the Index’s top half by market capitalization. The Portfolio’s performance, therefore, should track that of the largest members in the S&P 500.

*	Returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

**	Since Inception figures are calculated from June 1, 2008, the date Service Class Shares were first offered.

EQUITRUST VARIABLE INSURANCE SERIES FUND
December 31, 2010

Value Growth Portfolio
Portfolio Holdings by Industry Sector

High Grade Bond Portfolio
Portfolio Holdings by Credit Quality and Type of Security**

Strategic Yield Portfolio
Portfolio Holdings by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

**	Credit quality as reported by Standard & Poor’s.

EQUITRUST VARIABLE INSURANCE SERIES FUND
December 31, 2010

Managed Portfolio
Portfolio Holdings by Industry Sector

Money Market Portfolio
Portfolio Holdings by Asset Type

Blue Chip Portfolio
Portfolio Holdings by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

Expense Example:

As a shareholder of the Fund, you may incur ongoing costs, including management fees and other Fund/class expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on July 1, 2010 and held until December 31, 2010.

Actual Expenses —

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes —

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period	Annualized Expense
Portfolio and Share Class	7/1/2010	12/31/2010	7/1/2010 - 12/31/2010	Ratio (1)(3)

Value Growth — IC				0.62%
Actual	$1,000	$1,212.30	$3.45
Hypothetical (2)	$1,000	$1,021.88	$3.15

Value Growth — SC				0.88%
Actual	$1,000	$1,211.30	$4.88
Hypothetical (2)	$1,000	$1,020.59	$4.46

High Grade Bond — IC				0.46%
Actual	$1,000	$1,018.10	$2.34
Hypothetical (2)	$1,000	$1,022.68	$2.35

High Grade Bond — SC				0.71%
Actual	$1,000	$1,015.90	$3.60
Hypothetical (2)	$1,000	$1,021.43	$3.61

Strategic Yield — IC				0.62%
Actual	$1,000	$1,031.50	$3.18
Hypothetical (2)	$1,000	$1,021.87	$3.16

Strategic Yield — SC				0.87%
Actual	$1,000	$1,030.20	$4.45
Hypothetical (2)	$1,000	$1,020.61	$4.43

Managed — IC				0.60%
Actual	$1,000	$1,163.90	$3.28
Hypothetical (2)	$1,000	$1,021.96	$3.07

Managed — SC				0.86%
Actual	$1,000	$1,162.90	$4.67
Hypothetical (2)	$1,000	$1,020.68	$4.36

Money Market — IC				0.00%
Actual	$1,000	$1,000.70	$0.00
Hypothetical (2)	$1,000	$1,025.00	$0.00

Money Market — SC				0.00%
Actual	$1,000	$1,000.70	$0.00
Hypothetical (2)	$1,000	$1,025.00	$0.00

Blue Chip — IC				0.35%
Actual	$1,000	$1,184.60	$1.94
Hypothetical (2)	$1,000	$1,023.23	$1.79

Blue Chip — SC				0.61%
Actual	$1,000	$1,182.90	$3.34
Hypothetical (2)	$1,000	$1,021.94	$3.10

(1)	Expenses are equal to the Annualized Expense Ratio, net of any waivers or reimbursements, as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 184 days, and divided by 365 to reflect the one-half year period.

(2)	Hypothetical examples are based on 5% return before expenses.

(3)	The amounts shown do not reflect the effects of insurance-related fees and expenses.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010

		High	Strategic
	Value Growth	Grade Bond	Yield	Managed	Money Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments in securities, at value (cost—$47,910,088; $55,604,540; $38,338,076; $67,451,242; $9,998,638; and $60,850,200, respectively)	$55,338,824	$57,541,414	$39,828,344	$80,756,886	$9,998,638	$75,477,038
Cash	—	—	—	—	224,782	—
Receivables:
Accrued dividends and interest	66,185	442,008	609,519	162,914	81	97,383
Fund shares sold	11,680	20,081	6,783	11,039	100,519	18,791
Prepaid expense and other assets	656	661	513	967	145	896

Total Assets	55,417,345	58,004,164	40,445,159	80,931,806	10,324,165	75,594,108

LIABILITIES
Payables:
Fund shares redeemed	47,563	55,997	42,027	74,781	17,220	66,619
Dividends	—	16	23	—	141	—
Accrued expenses	10,370	9,368	8,324	12,115	5,482	12,289

Total Liabilities	57,933	65,381	50,374	86,896	22,843	78,908

NET ASSETS	$55,359,412	$57,938,783	$40,394,785	$80,844,910	$10,301,322	$75,515,200

ANALYSIS OF NET ASSETS
Paid-in capital	$51,606,880	$56,034,883	$41,405,723	$70,244,297	$10,301,322	$64,451,417
Accumulated undistributed net investment income	635,080	—	—	1,960,936	—	1,714,701
Accumulated net realized loss from investment transactions	(4,311,284)	(32,974)	(2,501,206)	(4,665,967)	—	(5,277,756)
Net unrealized appreciation of investments	7,428,736	1,936,874	1,490,268	13,305,644	—	14,626,838

NET ASSETS	$55,359,412	$57,938,783	$40,394,785	$80,844,910	$10,301,322	$75,515,200

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010 (continued)

		High	Strategic
	Value Growth	Grade Bond	Yield	Managed	Money Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

NET ASSET VALUE PER SHARE
Initial Class: Net Assets	$54,636,933	$44,928,603	$39,357,213	$79,332,114	$9,610,205	$71,734,244
Shares issued and outstanding	4,001,330	4,292,484	4,304,727	5,193,817	9,610,205	2,010,321
Net asset value per share	$13.65	$10.47	$9.14	$15.27	$1.00	$35.68

Service Class: Net Assets	$722,479	$13,010,180	$1,037,572	$1,512,796	$691,117	$3,780,956
Shares issued and outstanding	51,859	1,242,971	113,475	95,859	691,117	102,206
Net asset value per share	$13.93	$10.47	$9.14	$15.78	$1.00	$36.99

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF OPERATIONS
Year Ended December 31, 2010

	Value	High	Strategic
	Growth	Grade Bond	Yield	Managed	Money Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends	$949,608	$—	$62,000	$1,307,235	$—	$1,962,720
Interest	2,775	2,438,937	2,459,280	936,819	13,066	4,097
Less foreign tax withholding	(956)	—	—	(4,621)	—	—

Total Investment Income	951,427	2,438,937	2,521,280	2,239,433	13,066	1,966,817

EXPENSES
Paid to Affiliates:
Investment advisory and management fees	234,253	165,709	182,312	347,186	26,668	143,837
Distribution fees	1,525	25,158	2,387	3,306	2,298	8,211
Accounting fees	26,028	27,618	20,257	30,000	5,334	30,000
Custodian fees	6,083	7,095	4,586	8,550	3,403	6,621
Professional fees	25,599	26,388	21,915	34,519	10,589	32,152
Trustees’ fees and expenses	7,961	8,629	6,258	11,858	1,683	11,013
Reports to shareholders	6,875	7,030	5,332	10,161	1,388	9,398
Insurance and bonds	5,258	5,327	4,143	7,861	1,245	7,113
Miscellaneous	2,769	2,776	2,138	4,106	604	3,777

Total Expenses	316,351	275,730	249,328	457,547	53,212	252,122
Waiver of fees	—	—	—	—	(53,212)	—
Fees paid indirectly	(4)	(5)	(3)	(6)	(1)	(6)

Net Expenses	316,347	275,725	249,325	457,541	(1)	252,116

Net Investment Income	635,080	2,163,212	2,271,955	1,781,892	13,067	1,714,701

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	297,511	(739)	27,166	(13,463)	—	1,980,601
Change in unrealized appreciation of investments	6,111,781	1,954,026	1,917,867	9,129,628	—	4,034,784

Net Gain on Investments	6,409,292	1,953,287	1,945,033	9,116,165	—	6,015,385

Net Increase in Net Assets Resulting from Operations	$7,044,372	$4,116,499	$4,216,988	$10,898,057	$13,067	$7,730,086

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth Portfolio		High Grade Bond Portfolio		Strategic Yield Portfolio
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2010	2009	2010	2009	2010	2009

OPERATIONS
Net investment income	$635,080	$705,061	$2,163,212	$2,208,639	$2,271,955	$2,352,460
Net realized gain (loss) from investment transactions	297,511	(3,427,768)	(739)	(65,458)	27,166	(1,943,335)
Change in unrealized appreciation of investments	6,111,781	13,974,641	1,954,026	3,135,143	1,917,867	7,568,331

Net Increase in Net Assets Resulting from Operations	7,044,372	11,251,934	4,116,499	5,278,324	4,216,988	7,977,456

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	(701,627)	(952,784)	(1,766,213)	(2,018,829)	(2,207,271)	(2,325,728)
Service Class	(3,433)	(872)	(367,024)	(189,810)	(50,997)	(26,732)
Net realized gain from investment transactions:
Initial Class	—	—	—	(146,224)	—	—
Service Class	—	—	—	(11,409)	—	—

Total Dividends and Distributions	(705,060)	(953,656)	(2,133,237)	(2,366,272)	(2,258,268)	(2,352,460)

CAPITAL SHARE TRANSACTIONS	(3,832,800)	(2,203,492)	5,045,962	3,596,181	(953,674)	(2,816,721)

Total Increase (Decrease) in Net Assets	2,506,512	8,094,786	7,029,224	6,508,233	1,005,046	2,808,275

NET ASSETS
Beginning of year	52,852,900	44,758,114	50,909,559	44,401,326	39,389,739	36,581,464

End of year (including accumulated undistributed net investment income as set forth below)	$55,359,412	$52,852,900	$57,938,783	$50,909,559	$40,394,785	$39,389,739

Accumulated Undistributed (Over-distributed) Net Investment Income	$635,080	$705,060	$—	$—	$—	$(7,750)

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed		Money Market		Blue Chip
	Portfolio		Portfolio		Portfolio
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2010	2009	2010	2009	2010	2009

OPERATIONS
Net investment income	$1,781,892	$1,907,332	$13,067	$15,235	$1,714,701	$1,601,198
Net realized gain (loss) from investment transactions	(13,463)	(4,522,755)	—	—	1,980,601	(789,775)
Change in unrealized appreciation of investments	9,129,628	14,931,133	—	—	4,034,784	10,179,669

Net Increase in Net Assets Resulting from Operations	10,898,057	12,315,710	13,067	15,235	7,730,086	10,991,092

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	(1,881,816)	(2,332,629)	(11,871)	(14,775)	(1,569,649)	(1,945,486)
Service Class	(20,999)	(3,856)	(1,196)	(460)	(31,549)	(5,662)
Net realized gain from investment transactions:
Initial Class	—	—	—	—	—	—
Service Class	—	—	—	—	—	—

Total Dividends and Distributions	(1,902,815)	(2,336,485)	(13,067)	(15,235)	(1,601,198)	(1,951,148)
CAPITAL SHARE TRANSACTIONS	(6,140,640)	(3,741,537)	(1,532,420)	(2,994,789)	(2,552,994)	37,674

Total Increase (Decrease) in Net Assets	2,854,602	6,237,688	(1,532,420)	(2,994,789)	3,575,894	9,077,618

NET ASSETS
Beginning of year	77,990,308	71,752,620	11,833,742	14,828,531	71,939,306	62,861,688

End of year (including accumulated undistributed net investment income as set forth below)	$80,844,910	$77,990,308	$10,301,322	$11,833,742	$75,515,200	$71,939,306

Accumulated Undistributed (Over-distributed) Net Investment Income	$1,960,936	$1,902,815	$—	$—	$1,714,701	$1,601,198

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
December 31, 2010

	Shares
	Held	Value

COMMON STOCKS (97.61%)

AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (2.49%)
AutoZone, Inc. (1)	2,700	$735,993
O’Reilly Automotive, Inc. (1)	10,600	640,452

		1,376,445

BUSINESS SERVICES (8.80%)
Adobe Systems Inc. (1)	11,700	360,126
Automatic Data Processing, Inc.	6,700	310,076
eBay Inc. (1)	13,135	365,547
ManTech International Corp.-Series A (1)	5,900	243,847
Microsoft Corp.	55,255	1,542,720
NCI, Inc.-Class A (1)	6,000	137,940
Oracle Corp.	46,070	1,441,991
Symantec Corp. (1)	28,002	468,753

		4,871,000

CHEMICALS AND ALLIED PRODUCTS (12.02%)
Abbott Laboratories	7,600	364,116
Amgen Inc. (1)	7,625	418,612
Colgate-Palmolive Co.	2,605	209,364
Dow Chemical Co. (The)	5,330	181,966
E. I. du Pont de Nemours and Co.	16,005	798,329
Johnson & Johnson	16,700	1,032,895
Merck & Co., Inc.	8,638	311,314
Mylan Inc. (1)	10,050	212,356
Myriad Genetics, Inc. (1)	17,000	388,280
Pfizer Inc.	44,486	778,950
Procter & Gamble Co. (The)	19,425	1,249,610
Teva Pharmaceutical Industries Ltd.	9,691	505,192
United Therapeutics Corp. (1)	3,200	202,304

		6,653,288

COMMUNICATIONS (3.04%)
AT&T Inc.	17,660	518,851
Comcast Corp.-Class A	14,065	309,008
DIRECTV-Class A (1)	7,000	279,510
Frontier Communications Corp.	3,616	35,184
Verizon Communications Inc.	15,065	539,026

		1,681,579

DEPOSITORY INSTITUTIONS (3.57%)
Bank of America Corp.	16,089	214,627
Bank of New York Mellon Corp. (The)	7,150	215,930
JPMorgan Chase & Co.	6,600	279,972
New York Community Bancorp, Inc.	23,156	436,491
Northern Trust Corp.	6,900	382,329
U.S. Bancorp	9,135	246,371
Wells Fargo & Co.	1,981	61,391
Wilshire Bancorp, Inc.	18,200	138,684

		1,975,795

EATING AND DRINKING PLACES (0.30%)
McDonald’s Corp.	2,200	168,872

ELECTRIC, GAS AND SANITARY SERVICE (3.90%)
Atmos Energy Corp.	11,267	351,530
CMS Energy Corp.	28,300	526,380
Integrys Energy Group, Inc.	9,886	479,570
Pepco Holdings, Inc.	12,335	225,114
Pinnacle West Capital Corp.	9,200	381,340
Waste Management, Inc.	5,300	195,411

		2,159,345

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (3.93%)
BigBand Networks, Inc. (1)	42,700	119,560
General Electric Co.	66,480	1,215,919
Helen of Troy Ltd. (1)	8,966	266,649
Intel Corp.	17,500	368,025
QUALCOMM Inc.	4,200	207,858

		2,178,011

FABRICATED METAL PRODUCTS (1.21%)
Illinois Tool Works Inc.	12,580	671,772

FOOD AND KINDRED PRODUCTS (3.68%)
Campbell Soup Co.	6,900	239,775
Coca-Cola Co. (The)	6,870	451,840
Coca-Cola FEMSA, S.A.B. de C.V.	3,700	304,991
H.J. Heinz Co.	6,100	301,706
Kraft Foods Inc.	12,708	400,429
PepsiCo, Inc.	5,180	338,409

		2,037,150

GENERAL MERCHANDISE STORES (2.35%)
Target Corp.	8,415	505,994
Wal-Mart Stores, Inc.	14,735	794,659

		1,300,653

HEAVY CONSTRUCTION (0.26%)
Orion Marine Group, Inc (1)	12,300	142,680

HOLDING AND OTHER INVESTMENT OFFICES (2.99%)
Adams Express Co. (The )	71,553	767,048
H&Q Life Sciences Investors	40,386	434,958
ProShares UltraShort
20+Year Treasury (1)	6,900	255,645
Redwood Trust, Inc.	13,200	197,076

		1,654,727

INDUSTRIAL MACHINERY AND EQUIPMENT (8.90%)
3M Co.	5,890	508,307
Apple Inc. (1)	4,160	1,341,850
Baker Hughes Inc.	6,200	354,454
Cisco Systems, Inc. (1)	46,570	942,111
EMC Corp. (1)	62,025	1,420,373
Hewlett-Packard Co.	5,270	221,867
Super Micro Computer, Inc. (1)	11,900	137,326

		4,926,288

INSTRUMENTS AND RELATED PRODUCTS (3.71%)
Agilent Technologies, Inc. (1)	7,000	290,010
Becton, Dickinson and Co.	5,326	450,154
Bio-Rad Laboratories, Inc.-Class A (1)	3,300	342,705
Danaher Corp.	4,800	226,416

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)
INSTRUMENTS AND RELATED PRODUCTS (continued)
Mettler-Toledo International Inc. (1)	3,375	$510,334
Stryker Corp.	4,380	235,206

		2,054,825

INSURANCE AGENTS, BROKERS AND SERVICE (0.65%)
Arthur J. Gallagher & Co.	12,365	359,574

INSURANCE CARRIERS (6.20%)
Allstate Corp. (The)	4,910	156,531
American Equity Investment Life Holding Co.	29,300	367,715
CIGNA Corp.	10,400	381,264
CNO Financial Group, Inc. (1)	50,000	339,000
EMC Insurance Group Inc.	13,610	308,130
Hartford Financial Services Group, Inc. (The)	11,100	294,039
Kansas City Life Insurance Co.	9,600	317,088
Lincoln National Corp.	11,300	314,253
MetLife, Inc.	8,705	386,850
Protective Life Corp.	21,200	564,768

		3,429,638

LEGAL SERVICES (0.83%)
FTI Consulting, Inc. (1)	12,400	462,272

METAL MINING (4.01%)
Agnico-Eagle Mines Ltd.	2,000	153,400
Barrick Gold Corp.	24,946	1,326,628
Newmont Mining Corp.	12,000	737,160

		2,217,188

MISCELLANEOUS RETAIL (2.71%)
Cash America International, Inc.	12,800	472,704
EZCORP, Inc. (1)	28,000	759,640
GameStop Corp.-Class A (1)	11,700	267,696

		1,500,040

MOTION PICTURES (0.57%)
Time Warner Inc.	9,796	315,137

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.74%)
United Parcel Service, Inc.-Class B	5,675	411,892

OIL AND GAS EXTRACTION (6.51%)
Anadarko Petroleum Corp.	10,200	776,832
Apache Corp.	2,600	309,998
Devon Energy Corp.	4,600	361,146
Helmerich & Payne, Inc.	14,600	707,808
Noble Corp.	4,300	153,811
Occidental Petroleum Corp.	6,800	667,080
Rowan Companies, Inc. (1)	8,800	307,208
Transocean Ltd. (1)	4,600	319,746

		3,603,629

PAPER AND ALLIED PRODUCTS (0.46%)
Kimberly-Clark Corp.	4,020	253,421

PETROLEUM AND COAL PRODUCTS (3.82%)
Chevron Corp.	10,300	939,875
ConocoPhillips	10,257	698,502
Exxon Mobil Corp.	4,500	329,040
Valero Energy Corp.	6,300	145,656

		2,113,073

RAILROAD TRANSPORTATION (0.53%)
Union Pacific Corp.	3,140	290,952

RETAIL-DRUG STORES AND PROPRIETARY STORES (0.37%)
Walgreen Co.	5,245	204,345

RETAIL-HOME FURNITURE AND FURNISHINGS STORES (0.62%)
Bed Bath & Beyond Inc. (1)	7,010	344,541

SECURITY AND COMMODITY BROKERS (2.28%)
BGC Partners, Inc.-Class A	68,775	571,520
Investment Technology Group, Inc. (1)	9,600	157,152
SEI Investments Co.	22,450	534,086

		1,262,758

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.70%)
Quest Diagnostics Inc.	7,200	388,584

TOBACCO PRODUCTS (0.93%)
Philip Morris International Inc.	8,810	515,649

TRANSPORTATION EQUIPMENT (3.77%)
Federal Signal Corp.	13,300	91,238
Genuine Parts Co.	6,200	318,308
Honeywell International Inc.	18,835	1,001,269
ITT Corp.	13,020	678,472

		2,089,287

WHOLESALE TRADE — NONDURABLE GOODS (0.76%)
Sysco Corp.	14,390	423,066

Total Common Stocks (Cost $46,608,740)		54,037,476

SHORT-TERM INVESTMENTS (2.35%)

MONEY MARKET MUTUAL FUND (0.54%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $301,373)	301,373	301,373

	Principal
	Amount

UNITED STATES GOVERNMENT AGENCIES (1.81%)
Federal Home Loan Mortgage Corp., due 01/10/11	$1,000,000	999,975

Total United States Government Agencies (Cost $999,975)		999,975

Total Short-Term Investments (Cost $1,301,348)		1,301,348

Total Investments (99.96%) (Cost $47,910,088)		55,338,824

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

Value

OTHER ASSETS LESS LIABILITIES (0.04%)
Cash, receivables, prepaid expense and other assets, less liabilities	$20,588

Total Net Assets (100.00%)	$55,359,412

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
December 31, 2010

	Principal
	Amount	Value

CORPORATE BONDS (52.57%)

CHEMICALS AND ALLIED PRODUCTS (9.10%)
E. I. du Pont de Nemours and Co., 4.625%, due 01/15/20	$1,500,000	$1,586,280
Merck & Co. Inc., 5.00%, due 06/30/19	1,500,000	1,661,295
Pfizer Inc., 5.35%, due 03/15/15	1,800,000	2,025,486

		5,273,061

COMMUNICATIONS (1.79%)
DIRECTV Holdings LLC, 6.375%, due 06/15/15	1,000,000	1,036,190

DEPOSITORY INSTITUTIONS (7.28%)
Comerica Bank, 5.20%, due 08/22/17	1,000,000	1,033,090
Fifth Third Bancorp, 5.45%, due 01/15/17	1,000,000	1,020,320
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	900,000	969,966
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,191,927
Washington Mutual Bank, FA, 5.65%, due 08/15/14	750,000	938

		4,216,241

ELECTRIC, GAS AND SANITARY SERVICES (17.07%)
Entergy Louisiana, LLC, 5.40%, due 11/01/24	1,975,000	2,119,550
Kinder Morgan Energy Partners, L.P., 5.30%, due 09/15/20	1,600,000	1,672,128
NorthWestern Corp., 6.34%, due 04/01/19	700,000	754,635
Oglethorpe Power Corp., 6.974%, due 06/30/11	71,000	72,599
PacifiCorp, 6.90%, due 11/15/11	750,000	790,380
Public Service Co. of Colorado, 5.125%, due 06/01/19	1,500,000	1,634,685
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	1,500,000	1,787,295
Westar Energy, Inc., 5.15%, due 01/01/17	1,000,000	1,057,280

		9,888,552

FOOD AND KINDRED PRODUCTS (1.72%)
Archer-Daniels-Midland Co., 5.935%, due 10/01/32	900,000	993,600

FURNITURE AND FIXTURES (0.88%)
Steelcase Inc., 6.50%, due 08/15/11	500,000	511,785

HOLDING AND OTHER INVESTMENT OFFICES (4.31%)
CommonWealth REIT, 6.25%, due 06/15/17	1,700,000	1,762,407
Washington Real Estate Investment Trust, 5.25%, due 01/15/14	700,000	735,350

		2,497,757

INSURANCE CARRIERS (7.11%)
MetLife, Inc., 4.75%, due 02/08/21	1,700,000	1,745,951
Prudential Financial, Inc., 6.10%, due 06/15/17	1,500,000	1,660,170
SunAmerica Inc., 8.125%, due 04/28/23	700,000	715,540

		4,121,661

PETROLEUM & COAL PRODUCTS (2.56%)
ConocoPhillips Holding Co., 6.95%, due 04/15/29	1,200,000	1,484,016

TRANSPORTATION — BY AIR (0.75%)
Continental Airlines, Inc., Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	237,395	252,510
FedEx Corp. Pass-Through Certificates, 7.50%, due 01/15/18	171,994	180,952

		433,462

Total Corporate Bonds (Cost $29,746,921)		30,456,325

COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (2.65%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4, 6.05%, due 08/01/39 (cost $1,487,179)	1,500,000	1,537,676

MORTGAGE-BACKED SECURITIES (28.66%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (7.37%)
3023 Class TG, 5.50%, due 08/01/35	473,221	475,331
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,074,820
Pool # A53146, 5.50%, due 10/01/36	637,908	681,889
Pool # A69436, 6.00%, due 12/01/37	314,411	341,023
Pool # G02562, 6.00%, due 01/01/37	497,691	540,971
Pool # G02648, 5.50%, due 12/01/36	613,665	655,976
Pool # G03803, 5.50%, due 01/01/38	467,912	499,296

		4,269,306

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (continued)

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (6.93%)
Pool # 50276, 9.50%, due 02/01/20	$458	$540
Pool # 256103, 5.50%, due 02/01/26	372,970	401,346
Pool # 257306, 5.50%, due 08/01/38	1,577,058	1,689,660
Pool # 897144, 6.00%, due 09/01/36	321,251	350,226
Pool # 906224, 5.50%, due 01/01/37	899,006	964,120
Pool # 928570, 6.00%, due 08/01/37	557,654	606,907

		4,012,799

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (14.36%)
2003-1 Class PE, 5.50%, due 07/01/32	1,000,000	1,097,986
2003-116 Class JC, 5.00%, due 05/01/30	1,000,000	1,022,500
Pool # 1512, 7.50%, due 12/01/23	7,803	8,967
Pool # 2631, 7.00%, due 08/01/28	13,032	14,870
Pool # 2658, 6.50%, due 10/01/28	21,567	24,406
Pool # 2701, 6.50%, due 01/01/29	28,418	32,160
Pool # 2796, 7.00%, due 08/01/29	21,141	24,134
Pool # 3039, 6.50%, due 02/01/31	7,541	8,534
Pool # 3040, 7.00%, due 02/01/31	14,084	16,092
Pool # 3188, 6.50%, due 01/01/32	44,501	50,347
Pool # 3239, 6.50%, due 05/01/32	40,412	45,721
Pool # 3261, 6.50%, due 07/01/32	84,115	95,166
Pool # 3320, 5.50%, due 12/01/32	343,572	372,354
Pool # 3333, 5.50%, due 01/01/33	287,399	311,377
Pool # 3375, 5.50%, due 04/01/33	44,351	48,051
Pool # 3390, 5.50%, due 05/01/33	195,442	211,748
Pool # 3403, 5.50%, due 06/01/33	332,005	359,704
Pool # 3458, 5.00%, due 10/01/33	337,433	361,171
Pool # 3499, 5.00%, due 01/01/34	469,476	501,984
Pool # 3556, 5.50%, due 05/01/34	478,494	517,649
Pool # 3623, 5.00%, due 10/01/34	772,407	825,891
Pool # 22630, 6.50%, due 08/01/28	11,704	13,245
Pool # 276337, 10.00%, due 08/01/19	3,091	3,597
Pool # 643816, 6.00%, due 07/01/25	673,055	743,467
Pool # 704189, 5.50%, due 01/01/39	509,466	551,176
Pool # 782604, 5.50%, due 03/01/39	979,651	1,059,855

		8,322,152

Total Mortgage-Backed Securities (Cost $15,427,284)		16,604,257

SHORT-TERM INVESTMENTS (15.43%)

COMMERCIAL PAPER (8.20%)
NON-DEPOSITORY CREDIT INSTITUTIONS (6.47%)
Citigroup, due 01/14/11	1,000,000	999,906
Citigroup, due 01/31/11	750,000	749,844
General Electric Capital Corp., 0.15%, due 01/19/11	1,000,000	1,000,000
General Electric Capital Corp., 0.17%, due 01/27/11	1,000,000	1,000,000

		3,749,750

PETROLEUM & COAL PRODUCTS (1.73%)
Chevron Corp., 0.16%, due 01/25/11	1,000,000	1,000,000

Total Commercial Paper (Cost $4,749,750)		4,749,750

UNITED STATES GOVERNMENT AGENCIES (6.90%)
Federal Home Loan Bank, due 01/07/11	750,000	749,985
Federal Home Loan Bank, due 01/21/11	1,000,000	999,939
Federal Home Loan Bank, due 01/28/11	750,000	749,921
Federal National Mortgage Assoc., due 01/07/11	500,000	499,993
Federal National Mortgage Assoc., due 01/12/11	1,000,000	999,969

Total United States Government Agencies (Cost $3,999,807)		3,999,807

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (continued)

	Shares
	Held	Value

SHORT-TERM INVESTMENTS (continued)

MONEY MARKET MUTUAL FUND (0.33%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $193,599)	193,599	$193,599

Total Short-Term Investments (Cost $8,943,156)		8,943,156

Total Investments (99.31%) (Cost $55,604,540)		57,541,414

OTHER ASSETS LESS LIABILITIES (0.69%)
Cash, receivables, prepaid expense and other assets, less liabilities		397,369

Total Net Assets (100.00%)		$57,938,783

(1)	Restricted securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 12/31/10, the carrying value of each unit was 79.462, representing $1,191,927 or 2.06% of total net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
December 31, 2010

	Shares
	Held	Value

PREFERRED STOCKS (2.01%)

DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $800,000)	32,000	$811,200

	Principal
	Amount

CORPORATE BONDS (78.43%)

APPAREL AND ACCESSORY STORES (3.45%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000	1,393,000

CHEMICALS AND ALLIED PRODUCTS (4.22%)
Lubrizol Corp. (The), 8.875%, due 02/01/19	750,000	955,380
NOVA Chemicals Corp., 7.875%, due 09/15/25	800,000	748,600

		1,703,980

COMMUNICATIONS (2.50%)
Time Warner Inc., 8.375%, due 03/15/23	800,000	1,010,256

DEPOSITORY INSTITUTIONS (2.95%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,191,927

ELECTRIC, GAS AND SANITARY SERVICES (14.31%)
Avista Corp, 5.95%, due 06/01/18	1,400,000	1,511,678
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	1,471,660	1,561,622
Entergy Gulf States Inc., 6.18%, due 03/01/35	1,700,000	1,601,468
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	800,000	953,224
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	151,622	152,572

		5,780,564

FABRICATED METAL PRODUCTS (3.61%)
Valmont Industries, Inc., 6.625%, due 04/20/20	1,400,000	1,458,422

FOOD STORES (3.35%)
Safeway Inc., 7.45%, due 09/15/27	1,200,000	1,351,422

FURNITURE AND FIXTURES (3.29%)
Steelcase Inc., 6.50%, due 08/15/11	1,300,000	1,330,641

HOLDING AND OTHER INVESTMENT OFFICES (15.52%)
CommonWealth REIT, 6.25%, due 08/15/16	1,075,000	1,128,331
First Industrial, L.P., 7.60%, due 07/15/28	700,000	607,250
First Industrial, L.P., 7.75%, due 04/15/32	500,000	418,715
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000	1,361,594
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	1,171,000	1,054,485
Realty Income Corp., 6.75%, due 08/15/19	1,500,000	1,699,395

		6,269,770

INSURANCE CARRIERS (1.54%)
PXRE Capital Trust, 8.85%, due 02/01/27	670,000	623,100

METAL MINING (2.75%)
Freeport McMoRan Copper & Gold Inc., 8.375%, due 04/01/17	1,000,000	1,109,690

OIL AND GAS EXTRACTION (4.48%)
Nabors Industries, Inc., 9.25%, due 01/15/19	700,000	867,951
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	1,000,000	942,890

		1,810,841

PAPER AND ALLIED PRODUCTS (2.96%)
International Paper Co., 7.95%, due 06/15/18	1,000,000	1,193,770

PIPELINES (4.58%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	1,600,000	1,849,376

STONE, CLAY, GLASS AND CONCRETE PRODUCTS (1.75%)
Owens Corning, 9.00%, due 06/15/19	600,000	708,186

TRANSPORTATION — BY AIR (2.11%)
Continental Airlines, Inc. Pass- Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	822,006	853,826

WATER TRANSPORTATION (5.06%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000	1,187,439
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	976,077	855,190

		2,042,629

Total Corporate Bonds (Cost $30,510,039)		31,681,400

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (10.39%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (7.03%)
3023 Class TG, 5.50%, due 08/01/35	$354,916	$356,499
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,074,820
Pool # A53146, 5.50%, due 10/01/36	223,267	238,661
Pool # A69436, 6.00%, due 12/01/37	471,616	511,534
Pool # G02648, 5.50%, due 12/01/36	613,665	655,975

		2,837,489

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (3.36%)
Pool # 256103, 5.50%, due 02/01/26	372,970	401,346
Pool # 897144, 6.00%, due 09/01/36	321,251	350,226
Pool # 928570, 6.00%, due 08/01/37	557,654	606,907

		1,358,479

Total Mortgage-Backed Securities (Cost $3,888,261)		4,195,968

SHORT-TERM INVESTMENTS (7.77%)

UNITED STATES GOVERNMENT AGENCIES (6.19%)
Federal Home Loan Bank, due 02/25/11	750,000	749,897
Federal Home Loan Mortgage Corp., due 01/10/11	750,000	749,981
Federal Home Loan Mortgage Corp., due 01/18/11	1,000,000	999,939

Total United States Government Agencies (Cost $2,449,817)		2,499,817

	Shares
	Held

MONEY MARKET MUTUAL FUND (1.58%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $639,959)	639,959	639,959

Total Short-Term Investments (Cost $3,139,776)		3,139,776

Total Investments (98.60%) (Cost $38,338,076)		39,828,344

OTHER ASSETS LESS LIABILITIES (1.40%)
Cash, receivables, prepaid expense and other assets, less liabilities		566,441

Total Net Assets (100.00%)		$40,394,785

(1)	Restricted securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/2006. As of 12/31/10, the carrying value of each unit was 79.462, representing $1,191,927 or 2.95% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 12/31/10, the carrying value of each unit was 87.615 representing $855,190 or 2.12% of total net assets.

As of 12/31/10, the carrying value of all restricted securities was $2,047,117 or 5.07% of total net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
December 31, 2010

	Shares
	Held	Value

COMMON STOCKS (77.69%)

AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (1.70%)
AutoZone, Inc. (1)	2,700	$735,993
O’Reilly Automotive, Inc. (1)	10,600	640,452

		1,376,445

BUSINESS SERVICES (3.97%)
Automatic Data Processing, Inc.	11,300	522,964
eBay Inc. (1)	8,900	247,687
Microsoft Corp.	59,400	1,658,448
Oracle Corp.	24,830	777,179

		3,206,278

CHEMICALS AND ALLIED PRODUCTS (10.31%)
Abbott Laboratories	17,500	838,425
Amgen Inc. (1)	3,900	214,110
Colgate-Palmolive Co.	4,330	348,002
Dow Chemical Co. (The)	13,965	476,765
E. I. du Pont de Nemours and Co.	22,875	1,141,005
Johnson & Johnson	26,912	1,664,507
Merck & Co., Inc.	9,054	326,306
Mylan Inc. (1)	19,050	402,526
Pfizer Inc.	67,084	1,174,641
Procter & Gamble Co. (The)	18,005	1,158,262
Teva Pharmaceutical Industries Ltd.	11,399	594,230

		8,338,779

COMMUNICATIONS (1.80%)
AT&T Inc.	12,600	370,188
Comcast Corp.-Class A	13,590	298,572
Frontier Communications Corp.	4,962	48,280
Verizon Communications Inc.	20,675	739,751

		1,456,791

DEPOSITORY INSTITUTIONS (3.55%)
Bank of America Corp.	17,202	229,475
Bank of New York Mellon Corp. (The)	12,108	365,662
JPMorgan Chase & Co.	10,400	441,168
New York Community Bancorp, Inc.	44,834	845,121
Northern Trust Corp.	10,625	588,731
U.S. Bancorp	12,895	347,778
Wells Fargo & Co.	1,658	51,381

		2,869,316

ELECTRIC, GAS AND SANITARY SERVICES (6.01%)
Atmos Energy Corp.	22,952	716,102
Integrys Energy Group, Inc.	14,304	693,887
Pepco Holdings, Inc.	17,790	324,668
Pinnacle West Capital Corp.	24,200	1,003,090
Tortoise Energy Capital Corp.	56,038	1,556,175
Waste Management, Inc.	15,400	567,798

		4,861,720

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.86%)
Cisco Systems, Inc. (1)	35,830	724,841
General Electric Co.	106,965	1,956,390
Helen of Troy Ltd. (1)	12,334	366,813
Intel Corp.	42,000	883,260

		3,931,304

FABRICATED METAL PRODUCTS (0.67%)
Illinois Tool Works Inc.	10,155	542,277

FOOD AND KINDRED PRODUCTS (3.58%)
Campbell Soup Co.	10,400	361,400
Coca-Cola Co. (The)	10,380	682,693
Diageo plc	7,200	535,176
Kraft Foods Inc.	15,399	485,222
PepsiCo, Inc.	12,650	826,424

		2,890,915

GENERAL MERCHANDISE STORES (1.71%)
Target Corp.	4,760	286,219
Wal-Mart Stores, Inc.	20,290	1,094,240

		1,380,459

HOLDING AND OTHER INVESTMENT OFFICES (0.68%)
H&Q Life Sciences Investors	22,351	240,722
Redwood Trust, Inc.	20,900	312,037

		552,759

INDUSTRIAL MACHINERY AND EQUIPMENT (5.60%)
3M Co.	6,535	563,970
Apple Inc. (1)	4,400	1,419,264
Baker Hughes Inc.	8,700	497,379
EMC Corp. (1)	36,800	842,720
Hewlett-Packard Co.	5,460	229,866
Ingersoll-Rand plc	20,634	971,655

		4,524,854

INSTRUMENTS AND RELATED PRODUCTS (0.99%)
Becton, Dickinson and Co.	6,235	526,982
Stryker Corp.	5,140	276,018

		803,000

INSURANCE AGENTS, BROKERS AND SERVICE (0.63%)
Arthur J. Gallagher & Co.	17,455	507,591

INSURANCE CARRIERS (6.02%)
Allstate Corp. (The)	7,140	227,623
CNO Financial Group, Inc. (1)	75,000	508,500
EMC Insurance Group Inc.	43,593	986,946
Hartford Financial Services Group, Inc. (The)	16,600	439,734
Kansas City Life Insurance Co.	14,300	472,329
Lincoln National Corp.	16,700	464,427
MetLife, Inc.	11,370	505,283
Old Republic International Corp.	31,100	423,893
Protective Life Corp.	31,400	836,496

		4,865,231

LEGAL SERVICES (0.43%)
FTI Consulting, Inc. (1)	9,300	346,704

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

METAL MINING (5.14%)
Barrick Gold Corp.	57,916	$3,079,973
Newmont Mining Corp.	17,500	1,075,025

		4,154,998

MISCELLANEOUS RETAIL (1.52%)
Cash America International, Inc.	12,800	472,704
EZCORP, Inc. (1)	28,000	759,640

		1,232,344

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.60%)
United Parcel Service, Inc.-Class B	6,720	487,738

OIL AND GAS EXTRACTION (5.83%)
Anadarko Petroleum Corp.	13,700	1,043,392
Apache Corp.	3,400	405,382
Devon Energy Corp.	6,400	502,464
Occidental Petroleum Corp.	22,250	2,182,725
Rowan Companies, Inc. (1)	16,700	582,997

		4,716,960

PAPER AND ALLIED PRODUCTS (0.48%)
Kimberly-Clark Corp.	6,115	385,490

PETROLEUM AND COAL PRODUCTS (2.32%)
ConocoPhillips	17,170	1,169,277
Exxon Mobil Corp.	6,100	446,032
Valero Energy Corp.	11,100	256,632

		1,871,941
PIPELINES (2.75%)
Kinder Morgan Management, LLC (1)	33,193	2,219,948

RETAIL-DRUG STORES AND PROPRIETARY STORES (0.31%)
Walgreen Co.	6,360	247,786

SECURITY AND COMMODITY BROKERS (1.12%)
BGC Partners, Inc.-Class A	108,505	901,677

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.84%)
Quest Diagnostics Inc.	12,600	680,022

TOBACCO PRODUCTS (0.71%)
Philip Morris International Inc.	9,835	575,643

TRANSPORTATION EQUIPMENT (2.94%)
Federal Signal Corp.	36,400	249,704
Genuine Parts Co.	13,600	698,224
Honeywell International Inc.	16,905	898,670
ITT Corp.	10,190	531,001

		2,377,599
WHOLESALE TRADE — NONDURABLE GOODS (0.62%)
Sysco Corp.	17,085	502,299

Total Common Stocks (Cost $50,910,082)		62,808,868

	Principal
	Amount

MORTGAGE-BACKED SECURITIES (20.81%)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$2,250,000	2,470,469
2003-11 Class QC, 5.50%, due 02/01/33	2,500,000	2,739,860
2003-71 Class AK, 5.00%, due 09/01/29	403,551	408,397
2003-116 Class JC, 5.00%, due 05/01/30	1,560,000	1,595,100
2004-22 Class BK, 3.47%, due 04/01/34	19,931	19,974
2004-26 Class GC, 5.00%, due 06/01/31	1,248,039	1,304,775
2004-72 Class DE, 5.00%, due 07/01/32	500,000	531,966
2004-76 Class VG, 5.00%, due 09/01/23	594,633	600,293
2004-89 Class KC, 4.00%, due 10/01/34	200,305	206,311
2004-105 Class VE, 5.50%, due 05/01/24	2,000,000	2,201,762
2004-109 Class WE, 5.00%, due 05/01/33	780,000	833,950
2005-44 Class KC, 5.00% due 04/01/31	833,914	858,247
2005-80 Class VC, 5.00%, due 05/01/29	1,000,000	1,075,844
2006-38 Class OG, 5.00%, due 06/01/36	1,448,667	1,545,790
Pool #2796, 7.00%, due 08/01/29	31,712	36,201
Pool #3040, 7.00%, due 02/01/31	17,606	20,115
Pool #3188, 6.50%, due 01/01/32	44,501	50,347
Pool #3239, 6.50%, due 05/01/32	67,681	76,572
Pool #3333, 5.50%, due 01/01/33	125,737	136,227
Pool #3403, 5.50%, due 06/01/33	104,659	113,391

Total Mortgage-Backed Securities (Cost $15,418,733)		16,825,591

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (1.39%)

UNITED STATES GOVERNMENT AGENCIES (0.87%)
Federal Home Loan Bank, due 01/07/11	$700,000	$699,986

Total United States Government Agencies (Cost $699,986)		699,986

	Shares
	Held

MONEY MARKET MUTUAL FUND (0.52%)
JPMorgan U.S. Treasury Plus
Money Market Fund (Cost $422,441)	422,441	422,441

Total Short-Term Investments (Cost $1,122,427)		1,122,427

Total Investments (99.89%) (Cost $67,451,242)		80,756,886

OTHER ASSETS LESS LIABILITIES (0.11%)
Cash, receivables, prepaid expense and other assets, less liabilities		88,024

Total Net Assets (100.00%)		$80,844,910

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
December 31, 2010

	Annualized
	Yield on
	Purchase	Principal
	Date	Amount	Value

SHORT-TERM INVESTMENTS (97.06%)
COMMERCIAL PAPER (9.71%)
NON-DEPOSITORY CREDIT INSTITUTIONS
Citigroup, due 01/31/11	0.250%	$500,000	$499,896
General Electric Capital Corp., due 01/05/11	0.150	500,000	500,000

Total Commercial Paper (Cost $999,896)			999,896

UNITED STATES GOVERNMENT AGENCIES (74.73%)
Federal Farm Credit Bank, due 03/30/11	0.132	300,000	299,905
Federal Home Loan Bank, due 01/07/11	0.101	300,000	299,995
Federal Home Loan Bank, due 01/19/11	0.132	325,000	324,979
Federal Home Loan Bank, due 02/04/11	0.132	375,000	374,954
Federal Home Loan Bank, due 02/09/11	0.122	400,000	399,948
Federal Home Loan Bank, due 02/23/11	0.152	450,000	449,901
Federal Home Loan Bank, due 03/04/11	0.142	275,000	274,934
Federal Home Loan Bank, due 03/16/11	0.142	300,000	299,914
Federal Home Loan Mortgage Corp., due 01/10/11	0.142	300,000	299,990
Federal Home Loan Mortgage Corp., due 01/11/11	0.132	450,000	449,984
Federal Home Loan Mortgage Corp., due 01/24/11	0.142	425,000	424,962
Federal Home Loan Mortgage Corp., due 02/07/11	0.122	475,000	474,941
Federal Home Loan Mortgage Corp., due 02/14/11	0.142	400,000	399,931
Federal Home Loan Mortgage Corp., due 02/22/11	0.147	425,000	424,911
Federal Home Loan Mortgage Corp., due 03/21/11	0.132	600,000	599,829
Federal National Mortgage Assoc., due 01/12/11	0.122	525,000	524,981
Federal National Mortgage Assoc., due 01/18/11	0.132	250,000	249,984
Federal National Mortgage Assoc., due 02/02/11	0.142	425,000	424,947
Federal National Mortgage Assoc., due 02/16/11	0.122	400,000	399,938
Federal National Mortgage Assoc., due 02/28/11	0.132	300,000	299,937

Total United States Government Agencies (Cost $7,698,865)			7,698,865
UNITED STATES TREASURY OBLIGATIONS (12.62%)
U.S. Treasury Bills, due 01/27/11	0.117	400,000	399,967
U.S. Treasury Bills, due 02/03/11	0.081	500,000	499,963
U.S. Treasury Bills, due 02/17/11	0.101	400,000	399,947

Total United States Treasury Obligations (Cost $1,299,877)			1,299,877

Total Short-Term Investments (Cost $9,998,638)			9,998,638

OTHER ASSETS LESS LIABILITIES (2.94%)
Cash, receivables, prepaid expense and other assets, less liabilities			302,684

Total Net Assets (100.00%)			$10,301,322

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
December 31, 2010

	Shares
	Held	Value

COMMON STOCKS (94.37%)
BUSINESS SERVICES (5.77%)
Microsoft Corp.	91,883	$2,565,373
Oracle Corp.	57,149	1,788,764

		4,354,137

CHEMICALS AND ALLIED PRODUCTS (16.63%)
Abbott Laboratories	24,755	1,186,012
Amgen Inc. (1)	17,835	979,142
Bristol-Myers Squibb Co.	41,053	1,087,083
Colgate-Palmolive Co.	6,950	558,572
Dow Chemical Co. (The)	10,505	358,641
E. I. du Pont de Nemours and Co.	15,756	785,909
Eli Lilly and Co.	17,662	618,876
Johnson & Johnson	42,710	2,641,614
Merck & Co., Inc.	31,708	1,142,756
Pfizer Inc.	44,377	777,041
Procter & Gamble Co. (The)	37,642	2,421,510

		12,557,156

COMMUNICATIONS (4.05%)
AT&T Inc.	34,855	1,024,040
Comcast Corp.-Class A	33,054	726,196
Verizon Communications Inc.	36,562	1,308,188

		3,058,424

DEPOSITORY INSTITUTIONS (5.52%)
Bank of America Corp.	45,666	609,184
Citigroup Inc. (1)	48,341	228,653
JPMorgan Chase & Co.	46,325	1,965,107
Wells Fargo & Co.	44,074	1,365,853

		4,168,797

EATING AND DRINKING PLACES (4.52%)
McDonald’s Corp.	44,467	3,413,287

ELECTRIC, GAS AND SANITARY SERVICES (2.40%)
Exelon Corp.	24,105	1,003,732
Southern Co. (The)	21,215	811,049

		1,814,781

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (5.21%)
General Electric Co.	84,256	1,541,042
Intel Corp.	57,041	1,199,572
Motorola, Inc. (1)	37,189	337,304
Texas Instruments Inc.	26,461	859,983

		3,937,901

FOOD AND KINDRED PRODUCTS (5.12%)
Coca-Cola Co. (The)	31,034	2,041,106
Kraft Foods Inc.	26,424	832,620
PepsiCo, Inc.	15,208	993,539

		3,867,265

GENERAL MERCHANDISE STORES (3.93%)
Target Corp.	11,900	715,547
Wal-Mart Stores, Inc.	41,773	2,252,818

		2,968,365

INDUSTRIAL MACHINERY AND EQUIPMENT (13.45%)
3M Co.	17,453	1,506,194
Applied Materials, Inc.	23,520	330,456
Caterpillar Inc.	21,144	1,980,347
Cisco Systems, Inc. (1)	61,023	1,234,495
Dell Inc. (1)	30,585	414,427
EMC Corp. (1)	37,308	854,353
Hewlett-Packard Co.	40,454	1,703,113
International Business Machines Corp.	14,526	2,131,836

		10,155,221

LUMBER AND WOOD PRODUCTS (0.38%)
Weyerhaeuser Co.	15,320	290,008

MOTION PICTURES (2.50%)
Time Warner Inc.	16,497	530,709
Walt Disney Co. (The)	36,092	1,353,811

		1,884,520

NON-DEPOSITORY CREDIT INSTITUTIONS (3.11%)
American Express Co.	54,692	2,347,381

PETROLEUM AND COAL PRODUCTS (11.44%)
Chevron Corp.	38,610	3,523,163
Exxon Mobil Corp.	69,936	5,113,720

		8,636,883

PRIMARY METAL INDUSTRIES (0.62%)
Alcoa Inc.	30,278	465,978

SECURITY AND COMMODITY BROKERS (0.79%)
Ameriprise Financial, Inc.	10,349	595,585

TOBACCO PRODUCTS (3.11%)
Altria Group, Inc.	38,185	940,115
Philip Morris International Inc.	24,085	1,409,695

		2,349,810

TRANSPORTATION EQUIPMENT (5.82%)
Boeing Co. (The)	26,912	1,756,277
Honeywell International Inc.	20,054	1,066,071
United Technologies Corp.	20,007	1,574,951

		4,397,299

Total Common Stocks (Cost $56,635,960)		71,262,798

SHORT-TERM INVESTMENTS (5.58%)

MONEY MARKET MUTUAL FUND (0.56%)
JPMorgan U.S. Treasury Plus
Money Market Fund (Cost $426,567)	426,567	426,567

	Principal
	Amount

UNITED STATES GOVERNMENT AGENCIES (5.02%)
Federal Home Loan Bank, due 01/21/11	$1,000,000	999,939
Federal Home Loan Bank, due 01/28/11	500,000	499,955
Federal Home Loan Bank, due 02/11/11	788,000	787,910
Federal Home Loan Mortgage Corp., due 01/10/11	750,000	749,981

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (continued)

	Principal
	Amount	Value

UNITED STATES GOVERNMENT AGENCIES (continued)
Federal National Mortgage Assoc., due 02/15/11	$750,000	$749,888
Total United States Government Agencies (Cost $3,787,673)		3,787,673
Total Short-Term Investments (Cost $4,214,240)		4,214,240

Total Investments (99.95%) (Cost $60,850,200)		75,477,038

OTHER ASSETS LESS LIABILITIES (0.05%)
Cash, receivables, prepaid expense and other assets, less liabilities		38,162

Total Net Assets (100.00%)		$75,515,200

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2010

1.	Significant Accounting Policies

Organization

EquiTrust Variable Insurance Series Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company, or mutual fund. The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). The Fund offers Initial Class (IC) and Service Class (SC) shares. The Fund began offering SC shares on June 1, 2008. Shares of the Fund are sold only to certain life insurance companies’ separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company and EquiTrust Life Insurance Company (see Note 3).

SC shares are charged distribution fees while IC shares are not. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except SC shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the SC shares). In addition, the Board of Trustees of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than distribution fees which are only charged to SC shares), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses not directly attributed to a Portfolio are apportioned among each of the Portfolios based upon the relative value of each Portfolio. Expenses specifically attributable to a particular class are charged directly to such class.

Security Valuation

All Portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Trustees. Short-term investments are valued at market value, except that obligations maturing in one year or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other Portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles (GAAP). These differences are primarily due to differing treatments for

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

certain basis adjustments resulting from taxable mergers. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Trustees, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Recent Accounting Pronouncements

On January 21, 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements, which amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, and requires additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances, and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Fund has adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

2.	Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for open tax years (December 31, 2007 through December 31, 2010).

As of December 31, 2010, the following Portfolios had approximate net capital loss carryforwards set forth below:

	Portfolio
	Value	High	Strategic		Blue
Net Capital Loss Carryforwards Expire In:	Growth	Grade	Yield	Managed	Chip

2011	$—	$—	$571,000	$—	$1,970,000
2012	—	—	—	—	556,000
2013	—	—	—	—	60,000
2016	1,128,000	—	1,000	95,000	1,902,000
2017	3,142,000	—	1,929,000	4,592,000	790,000
2018	—	33,000	—	—	—

	$4,270,000	$33,000	$2,501,000	$4,687,000	$5,278,000

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

2.	Federal Income Taxes (continued)

For the year ended December 31, 2010, the Value Growth, Strategic Yield, Managed and Blue Chip Portfolios utilized approximately $254,000, $29,000, $1,000 and $1,980,000, respectively, and Strategic Yield expired approximately $1,466,000, of capital loss carryforwards. The RIC Modernization Act removed the expiration date for capital losses generated in 2011 and years thereafter.

As of December 31, 2010, there were no post-October capital losses to defer to 2011.

The tax character of distributions for the years indicated were as follows:

	Year Ended December 31,	Year Ended December 31,
	2010	2009
	Ordinary	Ordinary	Long-Term	Return of
Portfolio	Income	Income	Capital Gains	Capital

Value Growth	$705,060	$953,656	$—	$—
High Grade Bond	2,133,237	2,180,873	182,152	3,247
Strategic Yield	2,258,268	2,350,027	—	2,433
Managed*	1,902,815	2,336,485	—	—
Money Market	13,067	15,235	—	—
Blue Chip	1,601,198	1,951,148	—	—

*	Managed Portfolio will pay a deficiency dividend in February 2011 to distribute an additional $189,584 of ordinary income related to the year ended December 31, 2009.

Distributions of short-term capital gain are treated as ordinary income distributions for tax purposes.

As of December 31, 2010, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities, except as follows:

	Portfolio
		Strategic
	Value Growth	Yield	Managed*

Undistributed ordinary income	$635,080	$7,750	$1,960,936
Accumulated capital losses	(4,269,932)	(2,501,206)	(4,686,747)
Net unrealized appreciation (depreciation) of investments	7,387,384	1,490,268	13,326,424
Other timing differences	—	(7,750)	—

Total accumulated earnings (deficit)	$3,752,532	$(1,010,938)	$10,600,613

*	Managed Portfolio’s undistributed ordinary income includes $189,584 related to 2009 which will be distributed to shareholders via deficiency dividends in February 2011.

Differences between book and tax are primarily attributable to taxable spin-offs, mergers and corporate inversions.

3.	Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”) relating to the management of the Portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio — 0.45%; High Grade Bond Portfolio — 0.30%; Strategic Yield Portfolio — 0.45%; Managed Portfolio — 0.45%; Money Market Portfolio — 0.25% ; and Blue Chip Portfolio — 0.20%, and (2) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

The Fund has entered into agreements with EquiTrust Investment whereby EquiTrust Investment also serves as the Fund’s shareholder service, transfer and dividend disbursing agent. EquiTrust Marketing Services, LLC serves as the principal underwriter

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

3.	Management Contract and Transactions with Affiliates (continued)

and distributor. Pursuant to these agreements, SC pays a 12b-1 distribution fee at an annual rate of 0.25% of the average daily net asset value attributable to the class of shares. There are no other fees paid by the Fund associated with these services.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the Portfolio for such period. During the year ended December 31, 2010, EquiTrust Investment further agreed to reimburse any IC Portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65%. For the year ended December 31, 2010, no excess expense reimbursements were made to the Fund by EquiTrust Investment.

During the year ended December 31, 2010, EquiTrust Investment voluntarily waived various Portfolio and class level expenses in the Money Market IC and SC Portfolio. These voluntary waivers may be revoked at any time. For the year ended December 31, 2010, the voluntary waiver amounts were as follows:

	Money Market Portfolio
Fees	IC	SC

Investment advisory and management fees	$24,370	$2,298
Distribution fees	—	2,298
Accounting fees	4,874	460
Custodian fees	3,118	285
Miscellaneous	14,141	1,368

Certain officers and trustees of the Fund are also officers of EquiTrust Investment, Farm Bureau Life Insurance Company and other affiliated entities. As of December 31, 2010, the total number of the shares of each Portfolio owned by Farm Bureau Life Insurance Company, EquiTrust Life Insurance Company and related separate accounts were as follows:

IC Portfolio	Shares

Value Growth	3,891,613
High Grade Bond	3,528,053
Strategic Yield	3,506,425
Managed	4,818,817
Money Market	7,948,444
Blue Chip	1,937,839

SC Portfolio	Shares

Value Growth	51,053
High Grade Bond	896,609
Strategic Yield	112,792
Managed	95,471
Money Market	368,629
Blue Chip	102,199

4.	Fair Value

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities on the measurement date

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

4.	Fair Value (continued)

•	Level 2 — Other significant observable inputs (including quoted prices in active markets for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of the investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010:

	Investments in Securities
	Value	High Grade	Strategic		Money
	Growth	Bond	Yield	Managed	Market	Blue Chip
Valuation Inputs	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Level 1 — Quoted Prices:
Common stocks*	$54,037,476	$—	$—	$62,808,868	$—	$71,262,798
Preferred stocks*	—	—	811,200	—	—	—
Money market mutual fund	301,373	193,599	639,959	422,441	—	426,567
Level 2 — Other Significant Observable Inputs:
Debt securities issued by US governement agencies*	999,975	3,999,807	2,499,817	699,986	8,998,742	3,787,673
Corporate debt securities*	—	35,206,075	31,681,400	—	999,896	—
Residential mortgage-backed securities*	—	16,604,257	4,195,968	16,825,591	—	—
Commercial mortgage-backed securities*	—	1,537,676	—	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$55,338,824	$57,541,414	$39,828,344	$80,756,886	$9,998,638	$75,477,038

*	For further breakdown of securities by industry type, please refer to the Schedule of Investments.

During the year January 1, 2010, through December 31, 2010, the Fund had no Level 3 positions and there were no transfers between Level 1 and Level 2.

5.  Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians’ fees through credits earned by each Portfolio’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodian fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

6.	Capital Share Transactions

Transactions in shares of beneficial interest for each Portfolio were as follows:

			Shares Issued In
			Reinvestment of
			Dividends and				Net Increase
	Shares Sold		Distributions		Shares Redeemed		(Decrease)
Portfolio	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Year ended December 31, 2010:
Value Growth IC	92,713	$1,140,674	58,861	$701,627	479,745	$5,847,076	(328,171)	$(4,004,775)
Value Growth SC	21,336	266,574	280	3,405	8,013	98,004	13,603	171,975
High Grade Bond IC	425,605	4,443,928	168,947	1,766,213	709,756	7,396,078	(115,204)	(1,185,937)
High Grade Bond SC	712,754	7,447,042	34,986	366,831	150,908	1,581,974	596,832	6,231,899
Strategic Yield IC	216,929	1,968,319	242,128	2,207,271	590,325	5,365,535	(131,268)	(1,189,945)
Strategic Yield SC	36,833	332,575	5,557	50,715	16,139	147,019	26,251	236,271
Managed IC	128,569	1,793,246	140,225	1,881,816	724,411	10,048,854	(455,617)	(6,373,792)
Managed SC	19,020	271,862	1,506	20,917	4,170	59,627	16,356	233,152
Money Market IC	14,017,756	14,017,756	10,340	10,340	15,766,355	15,766,355	(1,738,259)	(1,738,259)
Money Market SC	11,734,831	11,734,831	1,190	1,190	11,530,182	11,530,182	205,839	205,839
Blue Chip IC	52,100	1,729,796	49,391	1,569,649	207,074	6,810,660	(105,583)	(3,511,215)
Blue Chip SC	41,620	1,416,074	954	31,501	14,619	489,354	27,955	958,221
Year ended December 31, 2009:
Value Growth IC	164,824	$1,649,861	112,756	$952,784	498,527	$5,030,897	(220,947)	$(2,428,252)
Value Growth SC	32,904	335,438	99	855	11,364	111,533	21,639	224,760
High Grade Bond IC	664,177	6,394,763	222,806	2,165,053	872,651	8,412,488	14,332	147,328
High Grade Bond SC	458,663	4,479,473	20,556	200,980	128,588	1,231,600	350,631	3,448,853
Strategic Yield IC	228,470	1,834,089	292,069	2,325,728	954,143	7,425,518	(433,604)	(3,265,701)
Strategic Yield SC	69,881	557,146	3,240	26,446	17,586	134,612	55,535	448,980
Managed IC	124,908	1,503,725	222,792	2,332,629	655,634	7,809,556	(307,934)	(3,973,202)
Managed SC	43,327	519,917	356	3,835	23,719	292,087	19,964	231,665
Money Market IC	9,647,035	9,647,035	13,349	13,349	12,943,360	12,943,360	(3,282,976)	(3,282,976)
Money Market SC	4,333,636	4,333,636	454	454	4,045,903	4,045,903	288,187	288,187
Blue Chip IC	102,005	2,740,177	83,105	1,945,486	218,619	6,086,776	(33,509)	(1,401,113)
Blue Chip SC	54,656	1,591,763	234	5,639	5,697	158,615	49,193	1,438,787

7.	Investment Transactions

For the year ended December 31, 2010, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales

Value Growth	$1,818,517	$4,468,626
High Grade Bond	10,097,746	1,205,981
Strategic Yield	2,984,972	920,924
Managed	836,248	2,402,566
Blue Chip	140,681	4,556,217

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

7.	Investment Transactions (continued)

The basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes as of December 31, 2010, by Portfolio, was composed of the following:

	Tax Cost of			Net Unrealized
	Investments	Gross Unrealized		Appreciation
Portfolio	in Securities	Appreciation	Depreciation	of Investments

Value Growth	$47,951,440	$11,907,888	$4,520,504	$7,387,384
High Grade Bond	55,604,540	3,091,596	1,154,722	1,936,874
Strategic Yield	38,338,076	2,351,675	861,407	1,490,268
Managed	67,430,462	18,093,788	4,767,364	13,326,424
Blue Chip	60,850,200	24,816,561	10,189,723	14,626,838

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

8.	Subsequent Events

Management of the Fund performed an evaluation of subsequent events through the date the financial statements were issued and determined that no items require recognition or disclosure.

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS
Years Ended December 31, 2010, 2009, 2008, 2007 and 2006

		Income from Investment Operations				Less Distributions
				Net Realized
				and
	Net Asset	Net		Unrealized	Total	Dividends	Distributions
	Value at	Invest-		Gain	from	from Net	from
	Beginning	ment		(Loss) on	Investment	Investment	Capital	Total
	of Period	Income		Investments	Operations	Income	Gains	Distributions

Value Growth Portfolio
Initial Class:
2010	$12.10	$0.16		$1.55	$1.71	$(0.16)	$—	$(0.16)
2009	9.80	0.16		2.35	2.51	(0.21)	—	(0.21)
2008	15.06	0.21		(4.53)	(4.32)	(0.33)	(0.61)	(0.94)
2007	15.09	0.33		0.43	0.76	(0.27)	(0.52)	(0.79)
2006	13.65	0.27		1.36	1.63	(0.19)	—	(0.19)
Service Class:
2010	$12.29	$0.10		$1.62	$1.72	$(0.08)	$—	$(0.08)
2009	9.79	0.09		2.46	2.55	(0.05)	—	(0.05)
2008(3)	13.97	0.05		(4.23)	(4.18)	—	—	—
High Grade Bond Portfolio
Initial Class:
2010	$10.07	$0.41		$0.40	$0.81	$(0.41)	$—	$(0.41)
2009	9.47	0.46		0.63	1.09	(0.46)	(0.03)	(0.49)
2008	10.12	0.49		(0.65)	(0.16)	(0.49)	—	(0.49)
2007	10.12	0.53		0.01	0.54	(0.53)	(0.01)	(0.54)
2006	10.16	0.51		(0.04)	0.47	(0.51)	—	(0.51)
Service Class:
2010	$10.07	$0.38		$0.40	$0.78	$(0.38)	$—	$(0.38)
2009	9.47	0.44		0.63	1.07	(0.44)	(0.03)	(0.47)
2008(3)	9.87	0.27		(0.40)	(0.13)	(0.27)	—	(0.27)
Strategic Yield Portfolio
Initial Class:
2010	$8.71	$0.51		$0.43	$0.94	$(0.51)	$—	$(0.51)
2009	7.46	0.51		1.25	1.76	(0.51)	—	(0.51)
2008	8.94	0.53		(1.48)	(0.95)	(0.53)	—	(0.53)
2007	9.19	0.57		(0.25)	0.32	(0.57)	—	(0.57)
2006	9.14	0.55		0.05	0.60	(0.55)	—	(0.55)
Service Class:
2010	$8.71	$0.48		$0.43	$0.91	$(0.48)	$—	$(0.48)
2009	7.46	0.49		1.25	1.74	(0.49)	—	(0.49)
2008(3)	8.60	0.30		(1.14)	(0.84)	(0.30)	—	(0.30)
Managed Portfolio
Initial Class:
2010	$13.61	$0.38		$1.62	$2.00	$(0.34)	$—	$(0.34)
2009	11.93	0.34		1.74	2.08	(0.40)	—	(0.40)
2008	16.05	0.40		(3.40)	(3.00)	(0.56)	(0.56)	(1.12)
2007	16.32	0.56		0.33	0.89	(0.46)	(0.70)	(1.16)
2006	15.80	0.49		1.28	1.77	(0.37)	(0.88)	(1.25)
Service Class:
2010	$13.99	$0.30		$1.74	$2.04	$(0.25)	$—	$(0.25)
2009	11.91	0.26		1.88	2.14	(0.06)	—	(0.06)
2008(3)	14.99	0.06		(3.14)	(3.08)	—	—	—
Money Market Portfolio
Initial Class:
2010	$1.00	$—	(2)	$—	$—	$—	$—	$—
2009	1.00	—	(2)	—	—	—	—	—
2008	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2007	1.00	0.05		—	0.05	(0.05)	—	(0.05)
2006	1.00	0.04		—	0.04	(0.04)	—	(0.04)
Service Class:
2010	$1.00	$—	(2)	$—	$—	$—	$—	$—
2009	1.00	—	(2)	—	—	—	—	—
2008(3)	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
Blue Chip Portfolio
Initial Class:
2010	$32.82	$0.82		$2.79	$3.61	$(0.75)	$—	$(0.75)
2009	28.91	0.75		4.07	4.82	(0.91)	—	(0.91)
2008	42.41	0.91		(13.55)	(12.64)	(0.86)	—	(0.86)
2007	40.61	0.86		1.73	2.59	(0.79)	—	(0.79)
2006	35.27	0.79		5.25	6.04	(0.70)	—	(0.70)
Service Class:
2010	$33.71	$0.65		$3.01	$3.66	$(0.38)	$—	$(0.38)
2009	28.87	0.38		4.64	5.02	(0.18)	—	(0.18)
2008(3)	39.44	0.23		(10.80)	(10.57)	—	—	—

		Ratios/Supplemental Data
					Ratio of
	Total				Net
Net Asset	Investment		Ratio of	Ratio of	Investment
Value at	Return Based	Net Assets at	Total Expenses	Net Expenses	Income	Portfolio
End	on Net Asset	End of Period	to Average	to Average	to Average	Turnover
of Period	Value(1)	(in thousands)	Net Assets(3)	Net Assets(3)	Net Assets(3)	Rate

$13.65	14.36%	$54,637	0.60%	0.60%	1.22%	4%
12.10	26.56%	52,383	0.59%	0.59%	1.53%	35%
9.80	(30.31)%	44,595	0.58%	0.58%	1.62%	24%
15.06	5.27%	67,870	0.55%	0.55%	2.20%	17%
15.09	12.07%	65,712	0.58%	0.58%	1.88%	30%

$13.93	14.07%	$722	0.86%	0.86%	0.99%	4%
12.29	26.24%	470	0.84%	0.84%	1.20%	35%
9.79	(29.92)%	163	0.84%	0.84%	1.70%	24%

$10.47	8.10%	$44,929	0.45%	0.45%	3.96%	13%
10.07	11.90%	44,400	0.44%	0.44%	4.75%	24%
9.47	(1.60)%	41,603	0.43%	0.43%	5.00%	17%
10.12	5.48%	46,039	0.42%	0.42%	5.30%	11%
10.12	4.78%	39,371	0.44%	0.44%	5.08%	17%

$10.47	7.84%	$13,010	0.70%	0.70%	3.69%	13%
10.07	11.63%	6,510	0.69%	0.69%	4.44%	24%
9.47	(1.30)%	2,799	0.68%	0.68%	4.87%	17%

$9.14	10.92%	$39,357	0.61%	0.61%	5.61%	7%
8.71	24.44%	38,630	0.59%	0.59%	6.42%	6%
7.46	(11.08)%	36,345	0.58%	0.58%	6.28%	11%
8.94	3.56%	45,247	0.57%	0.57%	6.26%	17%
9.19	6.79%	41,481	0.58%	0.58%	6.04%	16%

$9.14	10.66%	$1,038	0.86%	0.86%	5.36%	7%
8.71	24.14%	760	0.84%	0.84%	6.04%	6%
7.46	(9.90)%	237	0.84%	0.84%	6.73%	11%

$15.27	15.05%	$79,332	0.59%	0.59%	2.31%	1%
13.61	18.42%	76,878	0.57%	0.57%	2.67%	14%
11.93	(19.94)%	71,044	0.55%	0.55%	2.70%	19%
16.05	5.87%	97,073	0.54%	0.54%	3.47%	14%
16.32	11.99%	93,796	0.55%	0.55%	2.98%	24%

$15.78	14.79%	$1,513	0.84%	0.84%	2.06%	1%
13.99	18.13%	1,112	0.82%	0.82%	2.39%	14%
11.91	(20.55)%	709	0.81%	0.81%	2.87%	19%

$1.00	0.12%	$9,610	0.48%	0.00%	0.12%	0%
1.00	0.12%	11,348	0.46%	0.09%	0.12%	0%
1.00	1.91%	14,631	0.46%	0.45%	1.92%	0%
1.00	4.71%	16,464	0.45%	0.45%	4.60%	0%
1.00	4.43%	8,557	0.54%	0.54%	4.37%	0%

$1.00	0.12%	$691	0.73%	0.00%	0.13%	0%
1.00	0.11%	485	0.71%	0.07%	0.10%	0%
1.00	0.71%	197	0.73%	0.69%	0.87%	0%

$35.68	11.28%	$71,734	0.34%	0.34%	2.39%	0%
32.82	17.95%	69,436	0.33%	0.33%	2.56%	0%
28.91	(30.32)%	62,138	0.31%	0.31%	2.46%	1%
42.41	6.49%	94,766	0.29%	0.29%	2.04%	2%
40.61	17.42%	90,261	0.31%	0.31%	2.07%	0%

$36.99	11.00%	$3,781	0.59%	0.59%	2.15%	0%
33.71	17.65%	2,503	0.57%	0.57%	2.19%	0%
28.87	(26.80)%	723	0.57%	0.57%	2.60%	1%

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL HIGHLIGHTS

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year.

(2) Without a voluntary waiver/reimbursement of a portion of expenses (see Note 3 to the financial statements) for the periods indicated, the following Portfolio would have had per share net investment income as shown:

		Per Share
		Net Investment	Amount
	Year	Income	Reimbursed
Money Market Portfolio
Initial Class	2010	$—	$46,503
	2009	—	46,613
	2008	0.02	1,311
Service Class	2010	$(0.01)	$6,709
	2009	—	2,897
	2008	0.01	18

(3) Service Class financial highlights are for the period June 1, 2008 to December 31, 2008. Respective ratios/supplemental data are computed on an annualized basis.

(4) The total returns shown do not reflect the effects of insurance-related fees and expenses.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
EquiTrust Variable Insurance Series Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of EquiTrust Variable Insurance Series Fund (comprising, respectively, the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the EquiTrust Variable Insurance Series Fund at December 31, 2010, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa
February 23, 2011

EQUITRUST VARIABLE INSURANCE SERIES FUND
TAX INFORMATION (Unaudited)

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

	Portfolio
	High Grade Bond		Strategic Yield		Money Market
Payable Date	IC	SC	IC	SC	IC	SC

January 29, 2010	$0.0317	$0.0297	$0.0370	$0.0353	$—	$—
February 26, 2010	0.0354	0.0334	0.0441	0.0424	0.0001	0.0001
March 31, 2010	0.0365	0.0345	0.0435	0.0416	0.0001	0.0001
April 30, 2010	0.0350	0.0330	0.0397	0.0380	0.0001	0.0001
May 28, 2010	0.0306	0.0287	0.0397	0.0380	0.0001	0.0001
June 30, 2010	0.0377	0.0356	0.0463	0.0445	0.0001	0.0001
July 30, 2010	0.0326	0.0305	0.0398	0.0380	0.0001	0.0001
August 31, 2010	0.0342	0.0320	0.0465	0.0445	0.0001	0.0001
September 30, 2010	0.0334	0.0314	0.0420	0.0402	0.0001	0.0001
October 29, 2010	0.0314	0.0294	0.0389	0.0371	0.0001	0.0001
November 30, 2010	0.0360	0.0337	0.0481	0.0461	0.0001	0.0001
December 31, 2010	0.0330	0.0309	0.0411	0.0392	0.0001	0.0001

Total dividends per share	$0.4075	$0.3828	$0.5067	$0.4849	$0.0011	$0.0011

None of the ordinary income dividends qualify for the dividends received deduction by corporate shareholders for the High Grade Bond, Strategic Yield and Money Market Portfolios.

In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the year ended December 31, 2010 for the following Portfolios:

Ordinary Income Dividends:

	Declaration	Record	Payable	Amount Per Share
Portfolio	Date	Date	Date	IC	SC

Value Growth	2/24/10	2/24/10	2/25/10	$0.1637	$0.0775
Managed	2/24/10	2/24/10	2/25/10	0.3416	0.2453
Blue Chip	2/24/10	2/24/10	2/25/10	0.7489	0.3814

The percentages of ordinary income dividends qualifying for the dividends received deduction by corporate shareholders for the Value Growth, Managed and Blue Chip Portfolios are 100%, 65% and 100%, respectively.

APPROVAL OF THE INVESTMENT ADVISORY CONTRACT

On November 20, 2010 the Board of Trustees, including a majority of the trustees who are not parties to or “interested persons” of either party to the investment advisory contract (the “independent trustees”), approved for continuance the Investment Advisory and Management Services Agreement as amended and restated May 21, 2003 between all Portfolios of EquiTrust Variable Insurance Series Fund (the “Fund”) and EquiTrust Investment Management Services, Inc. (“Adviser”) (the “Agreement”).

The Board of Trustees, including a majority of the independent trustees, determined that approval of the Agreement was in the best interests of the Fund. The independent trustees were assisted by independent legal counsel in making their determination.

The Board noted that the Adviser has managed each Portfolio since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders invested in the Portfolios are aware of the Adviser’s history as manager of the Portfolios and the investment advisory fee schedule.

Nature, Quality and Extent of Services. With respect to the nature, quality and extent of the services provided by the Adviser to the Portfolios, the Board considered the functions performed by the Adviser and the personnel providing such services, the Adviser’s financial condition and the compliance regime created by the Adviser.

The Board reviewed and discussed summaries and reports prepared by the Adviser containing information on each Portfolio’s total returns and average annual total returns over various periods of time, relative to its benchmark and/or to a peer group of funds pursuing broadly similar strategies. The Board concluded that as to each Portfolio, the investment performance was satisfactory, and in some cases, good relative to its benchmark and/or the peer group of mutual funds included in the reports. Based on the information provided, the Board concluded that the nature and extent of services provided to each Portfolio were appropriate and that the quality was good.

Fees and Expenses. The Board reviewed the amounts paid to the Adviser for advisory services. The Board also reviewed each Portfolio’s management fee and/or expense ratios with other registered funds pursuing broadly similar strategies as included in reports prepared by the Adviser, including for each Portfolio a comparison to the Portfolio of other EquiTrust funds with similar investment objectives and management style. The Board also reviewed a report management uses to review and evaluate expenses. This information showed that the advisory fee of each Initial Class  and Service Class Share Portfolio with the exception of Initial Class Shares of the Value Growth Portfolio was below average compared to other mutual funds pursuing broadly similar strategies. This information also showed that the total expense ratios (net of expenses reimbursement, where applicable) of each Initial Class and Service Class Share Portfolio with the exception of Initial Class Shares of the Value Growth Portfolio were below average compared to similar mutual funds. The Board received information from the Adviser regarding the Adviser’s standard advisory fee schedules for the Adviser’s other clients. With respect to the Adviser’s other clients, the Board considered that the mix of services provided and the level of responsibility required under the Agreement with the Fund were different from the Adviser’s obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces from those in the mutual fund marketplace. With respect to other EquiTrust funds, the Board considered differences in fund and fee structures in light of the different distribution channels of the funds. The Board also considered that the Adviser has reimbursed expenses for the Portfolios over various periods of times. Based on the information considered, the Board concluded that each Portfolio’s advisory fee was reasonable and appropriate in amount given the quality of services provided.

Profitability. With respect to the costs of services provided and profits realized by the Adviser, the Board considered the advisory fees received by the Adviser from each Portfolio and received from the Adviser information on each Portfolio’s net assets and expense ratios over a ten-year period or lesser period where applicable. The Board also considered the fact that the Adviser continues to be subject to an expense reimbursement agreement and that the Adviser has kept expenses at a reasonable level. Based on this information, the Board concluded for each Portfolio that the Adviser’s profitability was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Portfolio grows and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders. The Board noted that the High Grade Bond, Strategic Yield, Managed and Value Growth Portfolios have advisory fee breakpoints designed to share economies of scale with shareholders. The Board also considered that the current size of each Portfolio does not lend itself to economies of scale. The Board concluded, with respect to each of the Portfolios, that the total expense ratios were reasonable.

Other Benefits to the Adviser and its Affiliates. The Board considered the character and amount of other incidental benefits received by the Adviser and its affiliates from their relationship with the Fund, including fees received by the Adviser for accounting services, shareholder services, dividend disbursing and transfer agent services and fees received by an affiliate of the Adviser for distribution services. The Board also considered the Adviser’s placement of trades for the Portfolios with certain broker-dealers that provide research products and services, in addition to the execution of the securities transactions. In doing so, the Board considered the Adviser’s determination that (1) the level and amount of such commissions were reasonable in relation to the value and type of research received, (2) the benefit of the research to the portfolio managers in the performance of their investment decision-making responsibilities and, in turn, the Portfolios, (3) the research is eligible research under the SEC’s guidelines, and some of the research may not be available for purchase with hard dollars, and (4) the use of traders and quality of execution and other brokerage services available through such broker-dealers. The Board concluded that, taking into account these benefits, the Portfolios’ advisory fees were reasonable.

Based on all of the information considered and the conclusions reached, the Board determined to approve the Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Information on Proxy Voting:

The Fund has delegated the authority to vote proxies related to the its Portfolio securities to the Fund’s investment adviser, EquiTrust Investment Management Services, Inc.. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2010 is available without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

Form N-Q Disclosure:

The Fund files a complete schedule of Portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

OFFICERS AND TRUSTEES

Number of
		Term of		Portfolios in
		Office &		Fund
		Length of		Complex
	Position(s)	Time	Principal Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Held with Fund	Served(1)	During Past Five Years	by Trustee	Held by Trustee

Interested Persons (2)
Craig A. Lang* (59)	President and Trustee	Since 2002	Chairman and Director, FBL Financial Group, Inc.; Mr. Lang serves as an officer and/or director/trustee of various affiliates of the foregoing. Dairy Farmer; past Chairman, Grow Iowa Values Fund; past Director, Iowa Department of Economic Development, Cattlemen’s Beef Board and Growmark, Inc.	12	Director, Farm Bureau Bank (San Antonio, Texas), Iowa Telecommunications Services, Inc. (Newton, Iowa) Member, Iowa Boad of Regents.
James E. Hohmann (54)	Executive Vice President	Since 2009	Chief Executive Officer, FBL Financial Group, Inc.; Mr. Hohmann serves as an officer and/or director/trustee of various affiliates of the foregoing. 2007 - 2009, President and Chief Executive Officer of Allstate Financial, prior to 2007, President, Conseco, Inc.	N/A	N/A
Kristi Rojohn (47)	Chief Executive Officer and Secretary	Since 2009	Chief Executive Officer, Investment Compliance Vice President and Secretary, EquiTrust Mutual Funds; Investment Compliance Vice President and Secretary, EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC.	N/A	N/A
James P. Brannen (48)	Chief Financial Officer and Treasurer	Since 2007	Chief Financial Officer and Chief Administrative Officer, Treasurer, FBL Financial Group, Inc. and other affiliates of the foregoing; Chief Financial Officer, Treasurer and Director/Manager, EquiTrust Investment Services, Inc. and EquiTrust Marketing Services, LLC; Chief Financial Officer and Treasurer, EquiTrust Mutual Funds; Chief Financial Officer, Chief Administrative Officer, Treasurer and Director, FBL Leasing Services, Inc.; Chief Administrative Officer, Treasurer, Crop1 Insurance Direct, Inc.	N/A	N/A
Richard J. Kypta (58)	Executive Vice President General Counsel	Since 2007 2007-2009	Executive Vice President, General Counsel and Secretary FBL Financial Group, Inc. and other affiliates of the foregoing; Executive Vice President, General Counsel and Director, EquiTrust Investment Management Services, Inc.; Executive Vice President and General Counsel, EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds; Senior Vice President, General Counsel, Secretary and Director, FBL Leasing Services, Inc., Western Computer Services, Inc. and Crop1 Insurance Direct, Inc.; 2005 - 2007, Senior Vice President and Chief Operating Officer, Aviva USA Corporation; 2002 - 2005 Senior Vice President Structured Settlements, Aviva USA Corporation.	N/A	N/A

Number of
		Term of		Portfolios in
		Office &		Fund
		Length of		Complex
	Position(s)	Time	Principal Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Held with Fund	Served(1)	During Past Five Years	by Trustee	Held by Trustee

Charles T. Happel (49)	Executive Vice President- Chief Investment Officer	Since 2008	Vice President – Investments, FBL Financial Group, Inc. and other affiliates of the foregoing; President and Director, EquiTrust Investment Management Services, Inc.; Vice President – Investments and Manager, EquiTrust Marketing Services, LLC; Vice President – Investments, EquiTrust Mutual Funds; Vice President and Director, FBL Leasing Services, Inc.; Vice President, Western Computer Services, Inc.	N/A	N/A
David A. McNeill (55)	General Counsel	Since 2009	General Counsel, FBL Financial Group, Inc.; Mr. McNeill serves as an officer and/or director of various affiliates of the foregoing; Prior to 2009, Vice President – Assistant General Counsel, FBL Financial Group, Inc.	N/A	N/A
Kevin R. Slawin (44)	Executive Vice President, Marketing & Distribution	Since 2010	Executive Vice President, Marketing and Distribution, FBL Financial Group, Inc; Mr. Slawin Serves as an officer of various affiliates of the foregoing. Prior to 2009 Chief Executive Officer Allstate Bank, Senior Vice President, Chief Financial Officer Allstate Financial.	N/A	N/A
Jennifer Morgan (40)	Chief Compliance Officer and Assistant Secretary	Since 2009	Assistant Secretary, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.	N/A	N/A
Lillie Peshel (37)	Assistant Secretary	Since 2008	Assistant Secretary, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.	N/A	N/A
Sara Tamisiea (28)	Assistant Secretary	Since 2006	Assistant Secretary, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.	N/A	N/A
Jodi Winslow (35)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.	N/A	N/A
Independent Persons
Erwin H. Johnson (67) 1841 March Avenue Charles City, Iowa 50616-9115	Trustee	Since 1989	Farmer; Owner and Manager, Center View Farms, Co.; Farm Financial Planner, Iowa State University Cooperative Extension Service.	12	Director, First Security Bank and Trust Co. (Charles City, Iowa)
Kenneth Kay (67) 590th Street Atlantic, Iowa 50022-8233	Trustee	Since 1996	President, K-Ranch Inc.	12	Director, First Whitney Bank & Trust (Atlantic, Iowa)
Steven W. Plate (54) c/o Plate, Baker & Co. 1003 Main Street Grinnell, Iowa 50112	Trustee	Since 2003	CPA/Owner, Plate, Baker & Co., P.C., Certified Public Accountants.	12	N/A
James D. Wallace (55) 1111 Ashworth Road West Des Moines, IA 50265	Trustee	Since 2004	President and CEO, GuideOne Insurance and various subsidiaries.	12	Director, GuideOne Insurance and various subsidiaries

Number of
		Term of		Portfolios in
		Office &		Fund
		Length of		Complex
	Position(s)	Time	Principal Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Held with Fund	Served(1)	During Past Five Years	by Trustee	Held by Trustee

Erlin J. Weness (66) 1620 Pinewood Drive Worthington, Minnesota 56187	Trustee	Since 2003	Owner and Operator, Weness Consulting; Professor Emeritus and Retired Extension Educator, University of Minnesota	12	Director, First State Bank Southwest (Worthington, Minnesota), First State Insurance Agency (Worthington, Minnesota), First Rushmore Bancorporation (Worthington, Minnesota), Pioneer Public Television and Community Wind South, LLP

(1)	Officers are elected annually by the Board of Directors and their terms continue until they are replaced or resign. Each director shall serve as a director of the Fund until the next meeting of shareholders called for the purpose of conducting the election of such director or a successor to such director, and until his successor is elected and qualified, or until such director sooner dies, resigns or is removed.

(2)	All interested persons maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266.

The officers and directors of the Fund also serve in similar capacities as officers and trustees of EquiTrust Variable Insurance Series Fund. All, except one, of the Fund’s officers and interested directors are also officers and directors of the Adviser and/or the Distributor or an affiliate thereof. The Fund’s interested directors and officers serve without any compensation from the Fund. Each independent director receives an annual retainer of $10,000 for serving on the boards of all Funds in the EquiTrust Fund Complex, a fee of $1,500 plus expenses for each directors’ meeting of the EquiTrust Fund Complex attended and a fee of $1,000 ($1,250 for committee chairmen) plus expenses for each committee meeting attended. A fee of $250 is paid for each telephonic board or committee meeting attended. For the year ended December 31, 2010, the Fund paid directors’ fees totaling $45,250.

SECURITIES & SERVICES OFFERED	ISSUING LIFE INSURANCE COMPANY:
THROUGH REGISTERED	Farm Bureau Life Insurance Company+
REPRESENTATIVES OF:	5400 University Avenue
EquiTrust Marketing Services, LLC+	West Des Moines, Iowa 50266
5400 University Avenue	800-247-4170
West Des Moines, Iowa 50266
877-860-2904
Member SIPC

*MEMBERSHIP PROMOTES ETHICAL MARKET CONDUCT
FOR INDIVIDUAL LIFE INSURANCE AND ANNUITIES.

+Affiliated, and companies of Farm Bureau Financial Services

737-527 (12/10)	© 2010 FBL Financial Group, Inc.

Item 2. Code of Ethics.
(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant at its principal executive office.
Item 3. Audit Committee Financial Expert.
(a)	(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(2) The audit committee financial expert is James D. Wallace. Mr. Wallace is independent as defined in Form N-CSR Item 3(a)(2).
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees: For the Fund’s fiscal years ended December 31, 2009 and December 31, 2010, the aggregate fees billed by the Fund’s principal accountant for the audit of the Fund’s financial statements were $66,700 and $75,700, respectively.

(b)	Audit-Related Fees: There were no audit-related fees billed to the Fund for the fiscal years ended December 31, 2008 and December 31, 2009.

(c)	Tax Fees: None.

(d)	All Other Fees: For the Fund’s fiscal years ended December 31, 2009 and December 31, 2010, the aggregate fees billed by the Fund’s principal accountant included fees related to the audits of EquiTrust Series Fund, Inc. and EquiTrust Money Market Fund, Inc.; as well as fees for services performed by the principal accountant for EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC, affiliates of the Fund that provide support for the operations of the Fund. The amounts of these fees are as follows:

Fiscal Year Ended:	December 31, 2009	December 31, 2010
Fees related to audits of EquiTrust Series Fund, Inc. and EquiTrust Money Market Fund, Inc.	$88,300	$73,700

Services performed for EquiTrust Marketing Services, LLC and EquiTrust Investment Management Services, Inc. related to the audits of these entities and for research and consultation on miscellaneous accounting matters and review of SEC filings.	$35,325	$22,400

(e)	(1) The Fund’s Audit Committee adopted the following pre-approval policies and procedures:
IV.	RESPONSIBILITIES AND DUTIES
To fulfill its responsibilities and duties the Audit Committee shall:
C.	Independent registered public accounting firm
2.	Pre-approve any engagement of the independent registered public accounting firm to provide any services to the Fund, including the fees and other compensation to be paid to the independent registered public accounting firm. Notwithstanding the above, the independent registered public accounting firm shall not perform any of the following non-audit services for the Fund (“prohibited non-audit services”):
a.	bookkeeping or other services related to the accounting records or financial statements of the Fund;

b.	financial information systems design and implementation;

c.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

d.	actuarial services;

e.	internal audit outsourcing services;

f.	management functions or human resources;

g.	broker or dealer, investment adviser, or investment banking services;

h.	legal services and expert services unrelated to the audit; and

i.	any other services that the Public Company Accounting Oversight Board determines are impermissible.
3.	Pre-approve any engagement of the independent registered public accounting firm, including the fees and other compensation to be paid to the independent registered public accounting firm, to provide any non-audit services to the Adviser (or any “control affiliate”[1] of the Adviser providing ongoing services to the Fund), if the engagement relates directly to the operations and financial reporting of the Fund.

[1]	“Control affiliate” means any entity controlling, controlled by, or under common control with the Adviser.

•	The Chairman of the Audit Committee (or in his absence, any member of the Audit Committee) may grant the pre-approval referenced in Sections IV.C. 2 and 3 above for non-prohibited services for engagements of less than $5000. Each member of the Audit Committee shall be notified in writing of the pre-approval promptly following the granting of such approval. In addition, all such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.
•	Pre-approval of non-audit services for the Fund pursuant to Section IV.C. 2 above is not required, if:
(a)	the aggregate amount of all non-audit services provided to the Fund is less than 5% of the total fees paid by the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.
•	Pre-approval of non-audit services for the Adviser (or any affiliate of the Adviser providing ongoing services to the Fund) pursuant to Section IV.C.3 above is not required, if:
(a)	the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Fund, the Adviser and any “control affiliate” of the Adviser providing ongoing services to the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.
(e)	(2) Not applicable.
(f)	Not applicable.
(g)	Aggregate Non-audit Fees: EquiTrust Invesment Management Services, Inc. incurred fees billed for research and consultation of miscellaneous accounting matters and review of SEC filings totaling $12,925 for the fiscal year ended December 31, 2009. There were no non-audit fees billed for the fiscal years ended December 31, 2010.
(h)	The Audit Committee of the Board of Trustees of the Fund has reviewed the statement of independence provided by Ernst & Young, the Fund’s principal accountant, considered whether the provision of non-audit services by the firm to the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser is compatible with such firm’s independence with respect to the Fund, and concluded that the non-audit services provided by Ernst & Young does not compromise that firm’s independence with regard to the Fund.
Item 5. Audit Committee of Listed Registrant.
Not applicable.
Item 6. Schedule of Investments.
See Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable. See Item 2(a).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed as exhibits hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/ Kristi Rojohn

Name: Kristi Rojohn
Title: Chief Executive Officer
	Date:	2/21/2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn
	Name:	Kristi Rojohn
	Title:	Chief Executive Officer
	Date:	2/21/2011

By:	/s/ James P. Brannen
	Name:	James P. Brannen
	Title:	Chief Financial Officer
	Date:	2/23/2011